Consolidated Statements Of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Consolidated Statements Of Cash Flows [Abstract]
Considerations paid in business acquisitions, cash acquired	$ 2,148